Note 4 - Summary of Significant Accounting Policies (Details Textual) - USD ($) Pure in Thousands, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash, Uninsured Amount		$ 2.3
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Warrant Inducement Cost		$ 9.1
Current Prepaid Expenses To Non-current Prepaid Expenses [Member]
Prepaid Expense, Noncurrent			$ 0.1